31. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2018
Events After Reporting Period
EVENTS AFTER THE REPORTING PERIOD

Debentures

•	Tenth issue

In December 2018, the Company authorized the issuance of 2,000 debentures, in a single series, with collateral and non-convertible debentures, at a par value of R$ 1, with interest of 126.80% p.a of CDI, with final maturity in December of 2023 and with options for early redemption and optional acquisition, with financial settlement completed on February 1, 2019, totaling R$ 1,950,000, equivalent to 1,950 debentures effectively subscribed. The proceeds were allocated to (i) the total liquidation and partial amortization of certain Bank Credit Notes entered into with Caixa Econômica Federal (CEF) and (ii) the ordinary management of the Company's business.

•	Prepayment agreement – Sale of iron ore

In February 20, 2019, the Company has concluded negotiations for the supply of iron ore to Swiss trader Glencore International AG (“Glencore”). The transaction involves a prepayment to CSN Mineração in the amount of US$ 500,000,000.00 related to an iron ore supply contract of approximately 22 million tons over 5 years. After certain precedent conditions have been met, the disbursement occurred on March 29, 2019.

•	Loan agreement

In addition, a loan agreement has been entered into on 15 February 2019 with the Commerzbank Aktiengesellschaft for an amount of EUR 70 million, replacing the current loan agreement.